UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2007

                    Date of reporting period: June 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                               Semi-Annual Report
                              For the Period Ended
                                 June 30, 2007

Table of Contents
Letter to Shareholders ************************ 2
Fund Performance**************************** 4
Investment Sectors *************************** 7
Schedule of Investments ********************** 9
Financial Statements ************************* 12
Financial Highlights *************************** 15
Notes to the Financial Statements************** 16
Trustees & Officers *************************** 20

Dear Fellow Shareholders:
Northeast Investors Growth Fund ended the first half of 2007 in positive territory, +6.97%, performing in-line with its benchmark, the S&P 500 Index, which returned +6.96%. Performance was helped this period both by stock selection and a shift in sector allocation. The first quarter of the year was marked by a sharp pullback in February as concerns about the Asian markets and the slowing US housing market entered the scene. Following February's swoon, the S&P 500 Index and the Fund recovered and climbed to their respective peaks in early June-though the continuing slump in the US housing market remains a concern.

The most significant change made during the first half of the year pertained to sector allocation. The Fund began the year with a meaningful over-weighted position in the financial sector which continued until March when the decision was made to reduce this exposure and bring the holdings to a neutral weight. We were concerned that a weakening housing market and rising interest rates would weigh heavily on these holdings. A number of companies were eliminated, notably Boston Properties, Inc., Capital One Financial, Commerce Bancorp, Inc., while others names in the area were trimmed. To date, the decision to sell these companies was a good one as the financial sector has been the weakest sector year-to-date and, on balance, the stocks sold have underperformed the market.

Despite our concerns with the broader financial sector, there are companies within the area that we are comfortable with, and which have been positive contributors to the portfolio. Eaton Vance Corp., a Boston based mutual fund company, has been a long-term holding in the portfolio. It has been a stellar performer through June 30, returning over 30% for the six-month period as the company benefited from growth in assets under management and with the appreciation in the equity markets as a whole. At the end of June it represented the Fund's largest holding.

The energy area remained strong and ended June as the best performing sector in the S&P 500 Index. Despite the high price of oil, domestic and global demand remained robust and since the ability to substitute other energy sources for oil is limited, we feel positive about this sector going forward. We maintained a slightly over-weighted position and were helped by this positioning. Schlumberger Ltd., Encana Corp. and Apache Corp. were the top energy performers and appeared within the top ten performers for the sixmonth period.

In addition, we added to areas previously under-represented-most notably telecommunications, materials and utilities-bringing these sectors to a near-market weight. Though historically, we have had little representation in these areas due to the cyclical nature of the industries, we have chosen to add companies that should benefit from the building of infrastructure in developed and developing countries. We hope this will contribute to a much longer growth cycle than we had believed formerly.

Though the technology sector underperformed the S&P 500 Index during 2005 and 2006, its fortunes began to change in 2007 with the sector turning in relative outperformance during the first half of 2007. Stock selection within the technology sector contributed favorably to performance. Apple Inc., Corning Inc., Sonus Networks Inc., and Garmin LTD all posted strong numbers and ranked in the top ten best performers. Apple Inc.'s iPhone went on sale near the end of June, and anticipation helped move the stock up strongly during the weeks preceding its release. At June's end, Apple Inc. was the best performer in the portfolio, returning in excess of +40% since year end.

We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly or visit our website at www.northeastinvestors.com where you can view the Fund's closing price, portfolio composition, and historical performance. If you follow your investments on-line, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners, our fellow shareholders. We continue to appreciate your support.

William A. Oates, Jr.
July 2007

Average Annual Total Return (unaudited)
One year ended June 30, 2007 ************************************* 14.18%
Five years ended June 30, 2007 ************************************ 10.33%
Ten years ended June 30, 2007************************************* 6.76%

Performance Graph
(Ten Years) (unaudited)

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index, assuming an investment of $10,000 in both at their closing prices on December 31, 1996 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management's discussion of the Growth Fund's 2007 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted


                                                                                            Six Months
                                                                                            Ended
            1997    1998    1999    2000    2001    2002    2003    2004    2005    2006    June 30, 2007

Northeast
Investors
Growth      $13,728 $18,305 $23,637 $20,101 $16,654 $12,878 $16,534 $17,950 $19,992 $21,840 $23,362
Fund

Standard
& Poor's    $13,310 $17,082 $20,676 $18,795 $16,562 $12,902 $16,602 $18,408 $19,312 $22,361 $23,918
500 Index


Returns and Per Share Data

                                                                                        Six Months
                                                                                        Ended
                            Year Ended December 31,                                     June 30,
                                                                                        2007
                    1997  1998  1999   2000   2001   2002  2003  2004  2005  2006  (unaudited)
Net Asset Value    15.84 20.47 26.08  20.23  15.43  11.91 15.26 16.52 18.40 20.10 21.50
Income Dividend     0.06  0.05  0.02   0.00   0.00   0.02  0.03  0.05  0.00  0.00  0.00
Capital Gains Dist. 0.77  0.55  0.31   2.05   1.44   0.00  0.00  0.00  0.00  0.00  0.00
NEIG Return (%)    37.28 33.34 29.13 -14.96 -17.15 -22.67 28.39  8.56 11.38  9.24  6.97
S&P 500 Return (%) 33.10 28.34 21.04  -9.10 -11.88 -22.10 28.68 10.88  4.91 15.79  6.96

Table Omitted

Quarterly Portfolio Holdings: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074.

About Your Fund's Expenses (unaudited)

                            Beginning Account Value Ending Account Value Expenses Paid During Period
                            12/31/2006              6/30/2007               12/31/2006 - 6/30/2007
Actual Return
6.97%                       $1,000.00               $1,069.70                       $5.82
Hypothetical
(5% return before expenses) $1,000.00               $1,019.17                       $5.68

Example:
As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 12/31/2006 - 6/30/2007.

Actual Expenses:
The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:
The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Ten Largest Investment Holdings (unaudited)
June 30, 2007
                                                                        Percent
                                                        Market          of Net
Ten Largest Investment Holdings                         Value           Assets
Eaton Vance Corp. ************************************* $6,079,168      4.26%
Apple, Inc. *******************************************  5,113,476      3.58%
Akamai Technologies, Inc. *****************************  4,090,624      2.87%
T. Rowe Price Group, Inc. *****************************  3,684,190      2.58%
Google, Inc., Class A *********************************  3,658,900      2.57%
CVS Caremark Corp. ************************************  3,525,809      2.47%
Corning, Inc. *****************************************  3,492,685      2.45%
Goldman Sachs Group ***********************************  3,424,650      2.40%
General Electric Co. **********************************  3,284,424      2.30%
Gilead Sciences, Inc. *********************************  3,266,952      2.29%

Summary of Industry Weightings as a Percentage of Net
Assets (unaudited)
June 30, 2007

                                                                Northeast
                                                Market          Investors       S&P 500
Major Sectors                                   Value           Growth Fund     Index
Consumer Discretionary ************************ $13,626,191     9.55%           10.30%
Consumer Staples ****************************** $ 9,595,184     6.73%           9.30%
Energy***************************************** $16,349,025     11.46%          10.50%
Financials ************************************ $32,078,227     22.49%          21.30%
Health Care *********************************** $15,577,298     10.92%          12.10%
Industrials *********************************** $20,238,178     14.19%          11.00%
Information Technology ************************ $26,120,685     18.31%          15.00%
Materials ************************************* $ 3,274,830      2.30%           3.10%
Telecommunication Services ******************** $ 4,467,484      3.13%           3.80%
Utilities************************************** $ 1,401,180      0.98%           3.60%
Cash, other assets and liabilities************* $ (81,288)      -0.06%           0.00%
                                                              ---------         ------
                                                               100.00%         100.00%

Summary of Net Assets by Industry (unaudited)
June 30, 2007
                                                                        % of
                                                Value             Net Assets
Common Stocks
Aerospace & Defense ************************** $ 2,500,160              1.75%
Air Freight & Logistics **********************   2,241,594              1.57%
Apparel & Accessories ************************   3,585,624              2.52%
Application Software *************************   1,959,320              1.37%
Asset Management & Custody *******************  12,198,398              8.55%
Biotechnology ********************************   7,718,490              5.41%
Broadcast & Cable TV**************************   1,091,056              0.77%
Communications Equipment**********************   8,976,987              6.29%
Computer & Electronics Retail*****************   1,677,786              1.18%
Computer Hardware*****************************   5,113,476              3.59%
Construction and Farming *********************   2,748,330              1.93%
Consumer Finance******************************   2,233,070              1.57%
Diversified Financial Services ***************   6,660,577              4.67%
Diversified Metals & Mining ******************   3,274,830              2.30%
Drug Retail***********************************   3,525,809              2.47%
Electrical Components & Equipment ************   2,602,080              1.82%
Electrical Utility ***************************   1,401,180              0.98%
Electronic Equipment Manufacturer ************   2,714,699              1.90%
Health Care Equipment*************************   4,681,255              3.28%
Health Care Services *************************   1,509,106              1.06%
Household Products****************************   2,937,120              2.06%
Industrial Conglomerate **********************   7,730,014              5.42%
Industrial Machinery**************************   2,416,000              1.69%
Internet Software and Services ***************   7,749,524              5.43%
Integrated Oil & Gas *************************   8,022,150              5.62%
Integrated Telecommunication Services*********   2,918,482              2.05%
Investment Bank & Brokerage ******************   7,696,492              5.40%
Managed Health *******************************   1,668,447              1.17%
Movies & Entertainment ***********************   2,468,322              1.73%
Oil & Gas Equipment***************************   2,972,900              2.08%
Oil & Gas Exploration & Production ***********   5,353,976              3.75%
Regional Banks********************************   3,289,689              2.31%
Restaurants **********************************   2,088,704              1.46%
Soft Drinks***********************************   3,132,255              2.20%
Systems Software *****************************   3,870,380              2.71%
                                                ----------              -----
Total Common Stocks ************************** 142,728,282            100.06%
Total Security Lending Collateral ************   9,405,918              6.59%
                                                ----------              -----
Total Investment Portfolio ******************* 152,134,200            106.65%
Total Assets and Liabilities******************  (9,487,206)            -6.65%
                                                ----------              -----
Total Net Assets ***************************** 142,646,994            100.00%

Schedule of Investments June 30, 2007 (unaudited)
                                                Number  Market          Percent
Common Stock Sector                             of      Value           of Net
Name of Issuer                                  Shares  (Note B)        Assets

Consumer Discretionary
Best Buy Co., Inc. **************************** 35,950 $ 1,677,786
Coach, Inc. . ********************************* 38,000 1,800,820
Comcast Corp., Class A. *********************** 38,800 1,091,056
DSW, Inc., Class A.# ************************** 51,258 1,784,804
Garmin Ltd. * # ******************************* 36,700 2,714,699
Starbucks Corp. .****************************** 79,600 2,088,704
Walt Disney Co. ******************************* 72,300 2,468,322
                                                       ---------
                                                      13,626,191        9.55%

Consumer Staples
CVS Caremark Corp. * ************************** 96,730 3,525,809
PepsiCo, Inc. ********************************* 48,300 3,132,255
Procter & Gamble Co. * ************************ 48,000 2,937,120
                                                      ----------
                                                       9,595,184        6.73%

Energy
Apache Corp. ********************************** 30,900 2,521,131
Chevron Corp. ********************************* 30,700 2,586,168
ConocoPhillips ******************************** 24,500 1,923,250
EnCana Corp. * ******************************** 46,100 2,832,845
Exxon Mobil Corp. * *************************** 20,082 1,684,478
Schlumberger Ltd. ***************************** 35,000 2,972,900
Suncor Energy, Inc. *************************** 20,332 1,828,253
                                                       ---------
                                                       16,349,025       11.46%

Financials
American Express Co. ************************** 36,500 2,233,070
Barclays, Plc. ******************************** 21,600 1,205,064
Citigroup, Inc. ******************************* 49,950 2,561,936
Eaton Vance Corp. * ***************************137,600 6,079,168
Goldman Sachs Group* ************************** 15,800 3,424,650
JPMorgan Chase & Co. ************************** 44,300 2,146,335
KBW, Inc. . *********************************** 49,400 1,451,372
NYSE Euronext ********************************* 10,150   747,243
Seacoast Banking Corp. # ********************** 63,555 1,382,321
State Street Corp. **************************** 35,600 2,435,040
T. Rowe Price Group, Inc. ********************* 71,000 3,684,190
UBS AG* *************************************** 47,000 2,820,470
Zions Bancorporation* ************************* 24,800 1,907,368
                                                       ---------
                                                      32,078,227        22.49%

Health Care
Celgene Corp. . ******************************* 27,300 1,565,109
Genentech, Inc. . ***************************** 38,150 2,886,429
Gilead Sciences, Inc. *. ********************** 84,200 3,266,952
Hologic, Inc. .# ****************************** 42,090 2,327,998
Medco Health Solutions, Inc. . **************** 19,350 1,509,106
Stryker Corp. ********************************* 37,300 2,353,257
Wellpoint, Inc. .****************************** 20,900 1,668,447
                                                       ---------
                                                      15,577,298        10.92%

Industrials
3M Co. **************************************** 22,700 1,970,133
The Boeing Company* *************************** 26,000 2,500,160
Caterpillar, Inc. ***************************** 35,100 2,748,330
Danaher Corp. ********************************* 32,000 2,416,000
Emerson Electric Co. ************************** 55,600 2,602,080
FedEx Corp. *********************************** 20,200 2,241,594
General Electric Co. * ************************ 85,800 3,284,424
United Technologies Corp. ********************* 34,900 2,475,457
                                                       ---------
                                                      20,238,178        14.19%

Information Technology
Adobe Systems, Inc. .************************** 48,800 1,959,320
Akamai Technologies, Inc. *. ****************** 84,100 4,090,624
Apple, Inc. *. ******************************** 41,900 5,113,476
Cisco Systems, Inc. . ************************* 74,000 2,060,900
Corning, Inc. *. ***************************** 136,700 3,492,685
Google, Inc., Class A. ************************* 7,000 3,658,900
Infosys Technologies ************************** 43,100 2,171,378
Oracle Corp. .********************************* 86,200 1,699,002
Sonus Networks. ****************************** 220,000 1,874,400
                                                       ---------
                                                      26,120,685        18.31%

Materials
BHP Billiton, Ltd. #*************************** 19,000 1,135,250
Freeport-McMoRan Copper & Gold, Inc. ********** 14,000 1,159,480
Companhia Vale Rio Doce************************ 22,000   980,100
                                                       ---------
                                                       3,274,830         2.30%

Telecommunication Services
American Tower Corp., Class A*.**************** 36,881 1,549,002
AT&T, Inc. ************************************ 36,000 1,494,000
Verizon Communications ************************ 34,600 1,424,482
                                                       ---------
                                                       4,467,484         3.13%

Utilities
Exelon Corp. ********************************** 19,300 $ 1,401,180       0.98%
                                                       -----------
Total Common Stocks (Cost-$105,517,373)********       $142,728,282     100.06%

Security Lending Collateral
BGI Institutional Money Market Fund~ - 5.24801%*******     905,918
BNP Paribas~ - 5.35% *******************************     1,000,000
Calyon~ - 5.38% *************************************    1,000,000
Credit Suisse First Boston Corp.~ - 5.415% ************  1,500,000
Merrill Lynch & Co.~ - 5.335% ************************   2,000,000
Morgan Stanley & Co.~ - 5.425% *********************     2,000,000
Rabobank Nederland~ - 5.33% ************************     1,000,000
                                                        ----------
Total Security Lending Collateral (Cost-$9,405,918)    $ 9,405,918       6.59%
                                                        ----------
Total Investment Portfolio (Cost-$114,923,291)*******  152,134,200     106.65%
                                                        ----------
Total Assets and Liabilities ************************   (9,487,206)     -6.65%
Total Net Assets************************************* $142,646,994     100.00%
                                                        ----------
                                                        ----------

* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security
# All or a portion of this security is currently out on loan (See Note I)
~ Security held as collateral for securities on loan. The rate quotes is the annualized seven-day yield of the fund at period end (See Note I)

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2007

Assets
Investments-at market value (including securities loaned of $9,140,647)
(cost $114,923,291) ********************************************* $152,134,200
Dividends receivable ************************************************** 97,753
Receivable for shares sold ******************************************** 61,825
                                                                --------------
Total Assets *********************************************         152,293,778

Liabilities
Short-term borrowing ************************************************** 71,575
Collateral on securities loaned, at value ************************** 9,405,918
Accrued expenses ****************************************************   86,084
Accrued investment advisory fee**************************************** 65,494
Payable for shares repurchased **************************************** 17,713
                                                                  ------------
Total Liabilities ******************************************         9,646,784
                                                                  ------------
Net Assets******************************************************* $142,646,994

Net Assets Consist of:
Capital paid-in ************************************************** $88,838,440
Accumulated net investment income************************************* 147,791
Accumulated net realized gain ************************************* 16,449,854
Net unrealized appreciation of investments ************************ 37,210,909
                                                                  ------------

Net Assets******************************************************* $142,646,994

Net Asset Value, offering price and redemption price per share
($142,646,994/6,636,174 shares) *************************************   $21.50

The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)
Six Months Ended June 30, 2007

Investment Income
Dividend income******************************************************* $715,981
Security Lending Income ************************************************ 58,145
Interest income*********************************************************  4,669
Other income **********************************************************  61,426
                                                                       --------
Total Income ******************************************************     840,221

Expenses
Investment advisory fee ********************************************** $398,102
Administrative expenses and salaries ********************************** 174,616
Audit fees************************************************************** 51,060
Printing, postage, and stationery *************************************  28,225
Legal fees ************************************************************* 27,300
Computer and related expenses******************************************  26,650
Insurance ************************************************************** 23,660
Registration and Filing fees ******************************************* 16,200
Trustee fees************************************************************ 15,000
Commitment fee ********************************************************  12,230
Telephone expense *****************************************************   9,100
Interest fee ************************************************************ 5,712
Custodian fees *********************************************************  3,688
Miscellaneous fees *****************************************************  3,550
                                                                        -------
Total Expenses ****************************************************     795,093
                                                                        -------
Net Investment Income ************************************************   45,128

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions ************** $7,327,848 Change in unrealized appreciation/(depreciation) of investments ***** 2,126,866
                                                                    -----------
Net gain (loss) on investments ************************************** 9,454,714
Net increase (decrease) in net assets resulting from operations***** $9,499,842

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

                                                                Six Months
                                                                Ended
                                                                June 30,                        Year Ended
                                                                2007                            December 31,
                                                                (unaudited)                     2006

Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)***********************************    $45,128                         $102,663
Net realized gain (loss) from investment transactions *******    7,327,848                       10,976,145
Change in unrealized appreciation/(depreciation) of investments  2,126,866                        1,048,760
                                                                ----------                      -----------
Net Increase (Decrease) in Net Assets
Resulting from Operations *********************************      9,499,842                       12,127,568
                                                                ----------                      -----------
From Net Fund Share Transactions ****************************** (6,779,671)                      (6,613,081)
                                                                ----------                      -----------
Total Increase (Decrease) in Net Assets*********************     2,720,171                        5,514,487

Net Assets:
Beginning of Period ****************************************** 139,926,823                      134,412,336
                                                               -----------                      -----------
End of Period *********************************************** $142,646,994                     $139,926,823
                                                               -----------                      -----------
Undistributed Net Investment Income **************************    $147,791                         $102,663

The accompanying notes are an integral part of the financial statements.

Financial Highlights

                                        Six Months
                                        Ended
                                        June 30,
                                        2007                                    Year Ended December 31,
Per Share Data^                        (unaudited)    2006    2005    2004    2003    2002
Net Asset Value:
Beginning of Period ********            $20.10        $18.40  $16.52  $15.26  $11.91  $15.43
                                        ------        ------  ------  ------  ------  ------
Income From Investment
Operations:
Net investment income (loss) ***          0.01          0.01   (0.02)   0.04    0.03    0.02
Net realized and unrealized gain
(loss) on investment *********            1.39          1.69    1.90    1.27    3.35   (3.52)
                                        ------         -----   -----   -----   -----   -----
Total from investment operations          1.40          1.70    1.88    1.31    3.38   (3.50)
                                        ------         -----   -----   -----   -----   -----
Less Distributions:
Net investment income *******             0.00          0.00    0.00   (0.05)  (0.03)  (0.02)
Capital Gain ****************             0.00          0.00    0.00    0.00    0.00    0.00
                                        ------         -----   -----   -----   -----   -----
Total Distributions ************          0.00          0.00       -   (0.05)  (0.03)  (0.02)

Net Asset Value:
End of Period **************            $21.50        $20.10  $18.40  $16.52  $15.26  $11.91
Total Return******************            6.97%#       9.24%  11.38%   8.56%  28.39% -22.67%
Ratios & Supplemental Data
Net assets end of period (in
thousands) *****************          $142,647      $139,927 $134,412 $136,238 $141,561 $125,986
Ratio of operating expenses to
average net assets (includes
interest expense) ************           1.13%~        1.15%    1.18%    1.32%    1.43%    1.31%
Ratio of interest expense to
average net assets **********            0.01%~        0.00%*   0.00%*   0.07%    0.22%    0.21%
Ratio of net investment income
to average net assets ********           0.06%~        0.08%   -0.15%    0.29%    0.21%    0.17%
Portfolio turnover rate **********         21%#          52%      57%      19%      25%      26%

^ Average share method used to calculate per share data
* Amount is less than 0.01%
~ Annualized
# Not annualized


Notes to Financial Statements (unaudited)

Note A-Organization

Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices it's portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At June 30, 2007 there were no securities priced at fair value as determined in good faith.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

Security Transactions: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Net Asset Value: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent as sets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract

The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis are officers or directors of the Advisor.

The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged in the following activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $29,225,139 and $36,552,988, respectively, for the six months ended June 30, 2007.

Note E-Shares of Beneficial Interest

At June 30, 2007, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                        June 30, 2007                   December 31, 2006
                                        -------------                   -----------------
                                        Shares          Amount          Shares          Amount
Shares sold**********************       109,101         $2,251,362      390,449         $7,534,693
Shares issued to shareholders in
reinvestment of distributions from
net investment income and
realized gains from security
transactions********************              0         $0              0               $0
                                        -------------   -----------     --------        ----------
                                        109,101         $2,251,362      390,449         $7,534,693
Shares repurchased **************       (435,423)       $(9,031,033)    (734,701)       $(14,147,774)
                                        -------------   -----------     --------        -----------
Net Increase *********************      (326,322)       $(6,779,671)    (344,252)       $(6,613,081)

Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At June 30, 2007, the Fund had unused lines of credit amounting to $24,928,425. In addition the Fund pays a commitment fee of 0.10% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed line of credit may be terminated at the banks' option at the annual renewal date.

The following information relates to aggregate short-term borrowings during the six months ended June 30, 2007:

Average amount outstanding (total of daily outstanding principal balances divided by number of days with debt outstanding during the period) *** $317,197
Weighted average interest rate***************************************     5.70%

Note H-Additional Tax Information

The Fund did not pay any distributions during the fiscal years ended December 31, 2005 and 2006.

At June 30, 2007 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

                                                                June 30, 2007
                                                                -------------
Tax cost ***************************************************** $105,517,373
Gross unrealized gain*****************************************   38,438,570
Gross unrealized loss *****************************************  (1,227,661)
                                                                -------------
Net unrealized security gain (loss)**********************      $ 37,210,909

Note I-Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At June 30, 2007, the value of securities loaned and the value of collateral was $9,140,647 and $9,405,918, respectively. During the six months ended June 30, 2007, income from securities lending amounted to $58,145.

Trustees and Officers
The Trustees of Northeast Investors Growth Fund are William A. Oates, Jr., Ernest E. Monrad, Robert B. Minturn, John C. Emery, Michael Baldwin, and
F. Washington Jarvis. Under Massachusetts Law, the Trustees are generally responsible for protecting the interests of the shareholders by overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 150 Federal Street, Boston, MA 02110-1745.

The Fund's Statement of Additional Information (SAI) contains additional information about the Trustees. To request a free copy, call the Fund at 800-225-6704 or visit our website at www.northeastinvestors.com.


                                                                                Principal Occupation(s)
                                                                                During the Past Five Years/and
Name/Age/Service*                               Position                        Other Directorships
                                Affiliated Trustees and Fund Officers

Williams A. Oates, Jr.                          Trustee and                     Trustee and President of Northeast
Age: 65                                         President                       Investors Growth Fund; President and
Years of Service: 26                                                            Director of Northeast Investment
                                                                                Management, Inc.

Ernest E. Monrad                                Trustee                         Trustee of Northeast Investors Trust;
Age: 77                                                                         Director of New America High Income
Years of Service: 26                                                            Fund, Inc.

Gordon C. Barrett                               Senior Vice                     Chief Financial Officer of Northeast
Age: 50                                         President and                   Investors Growth Fund, Chief Financial
Years of Service: 13                            Chief Financial                 Officer of Northeast Investors Trust, and
                                                Officer                         Officer of Northeast Investment
                                                                                Management, Inc.

Robert B. Minturn                               Trustee, Clerk,                 Officer of Northeast Investors Trust;
Age: 68                                         Vice President, and             Trustee and Officer of Northeast
Years of Service: 26                            Chief Legal Officer             Investors Growth Fund

                                Independent Trustees

John C. Emery                                   Trustee                         Partner, Law Firm of Sullivan &
Age: 76                                                                         Worcester
Years of Service: 26

Michael Baldwin                                 Trustee                         Partner, Baldwin Brothers, Registered
Age: 66                                                                         Investment Advisor
Years of Service: 7

F. Washington Jarvis                            Trustee                         Headmaster Emeritus at Roxbury Latin
Age: 68                                                                         School
Years of Service: 3

* The Trustees serve until their resignation or the appointment of a successor and theofficers serve at the pleasure of the Trustees.

Board Approval of Investment Advisory Contract

At its meeting held on June 11, 2007, the Board of Trustees of the Fund, including the Independent Trustees voting separately, voted to extend the Fund's investment management agreement with Northeast Management & Research Company, Inc. (the "Investment Adviser").

The Investment Adviser presented detailed information to the Board requested by the Independent Trustees. Such information included (i) information confirming the financial condition of the Investment Adviser and the Investment Adviser's profitability derived from its relationship with the Fund; (ii) a description of the personnel and services provided by the Investment Adviser; (iii) comparative information on investment performance; and (iv) information regarding brokerage and portfolio transactions.

The Board reviewed and discussed financial information provided by the Investment Adviser and the Investment Adviser's profitability derived from its relationship with the Fund. Specifically, the Board reviewed and considered a profit contribution analysis of the Investment Adviser showing its fees, income, and expenses in connection with the Fund and the methodology used in the analysis. The Board determined that the Investment Adviser is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Fund and to satisfy its obligations under the Act and the advisory agreement.

The Board reviewed the advisory fee and the effective investment advisory fee rate paid by the Fund and the appropriateness of such advisory fee. The Board reviewed and considered any economies of scale realized by the Fund and how the current advisory fee for the Fund reflects the economies of scale for the benefit of the shareholders of the Fund.

The Board also reviewed and considered the fees or other payments received by the Investment Adviser. Specifically, the Board reviewed and considered comparison of fees charged by investment advisers to fund peers of the Fund. The Board also considered and reviewed information regarding brokerage.

The Board reviewed and considered the qualifications of the current and anticipated portfolio managers to manage the portfolio of the Fund, including their history managing investments generally and growth oriented investments in particular, as well as the background and expertise of the key personnel and amount of time they would be able to devote to the affairs of the Fund. The Board concluded, in light of the particular requirements of the Fund, that it was satisfied with the professional qualifications and overall commitment to the Fund of the anticipated portfolio management team.

The Board considered the nature, extent and quality of services rendered to the Fund by the Investment Adviser and the investment performance of the Fund based on the data provided which included comparisons with index data and data concerning performance relative to other funds with generally similar objectives and management policies. The Board determined that in light of the data taken as a whole and the nature of the investment program of the Fund, the investment performance was reasonable and acceptable. The Board discussed the Investment Adviser's profitability, and it was noted that the profitability percentage was within ranges generally determined to be reasonable, given the services rendered and the Fund's performance and services provided. The Board concluded that the Fund's fees paid to the Investment Adviser were reasonable in light of comparative performance and advisory fee information, costs of the services provided and profits to be realized and benefits derived by the Investment Adviser from the relationship with the Fund.

Trustees
-------------------------------------------------------------------------------
William A. Oates, Jr.                           John C. Emery
Ernest E. Monrad                                Michael Baldwin
Robert B. Minturn                               F. Washington Jarvis

Officers
-------------------------------------------------------------------------------
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & Chief Financial Officer
Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Richard J. Semple, Vice President & Chief Compliance Officer
Bruce H. Monrad, Vice President
David A. Randall, Vice President

Investment Advisor
-------------------------------------------------------------------------------
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
-------------------------------------------------------------------------------
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
-------------------------------------------------------------------------------
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
-------------------------------------------------------------------------------
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

                        Northeast Investors Growth Fund
                               150 Federal Street
                          Boston, Massachusetts 02110
                          800-225-6704 ) 617-523-3588
                           www.northeastinvestors.com




Item 2. Code of Ethics.

Not applicable for semi-annual report.



Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.



Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.



Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.


Item 6. Schedule of Investments

Included as part of Item 1 above.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.


Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures for the submission of nominees for Trustee.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 10, 2007


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 10, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: September 10, 2007


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: September 10, 2007


  Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: September 10, 2007
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: September 10, 2007
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)




  Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended June 30, 2006 of the Registrant (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  September 10, 2007
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  September 10, 2007
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.